Sohu.com Limited Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sohu.com Limited's outstanding shares
Summary of the Company’s outstanding shares (in thousands):

	Number of Outstanding Shares As of December 31,
	2023	2024	2025
Balance, beginning of year	33,737	33,048	30,065
Issuances:	7	137	43
Repurchases:	(696)	(3,120)	(4,039)

Balance, end of year	33,048	30,065	26,069

Sohu 2018 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity
A summary of option activity under the Sohu 2018 Share Incentive Plan as of and for the year ended December 31, 2025 is presented below:

			Weighted
	Number	Weighted	Average	Aggregate
	Of	Average	Remaining	Intrinsic
	Shares	Exercise	Contractual	Value (1)
Options	(in thousands)	Price	Life (Years)	(in thousands)
Outstanding as of January 1, 2025	327	$0.001		$
Granted	1	0.001
Exercised	(42)	0.001
Forfeited or expired	0

Outstanding as of December 31, 2025	286	0.001	3.67	4,471

Vested as of December 31, 2025	286	0.001	3.67	4,471

Exercisable as of December 31, 2025	286	0.001	3.67	4,471